Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed-maturity securities:
Available-for-sale, at fair value	$ 88,997,425	$ 80,734,468	$ 79,211,785
At fair value through income	37,948	37,111	41,223
Held to maturity, at amortized cost	28	55	180,398
Mortgage loans on real estate	9,672,269	8,788,018	7,182,169
Short-term securities		4,454	47,897
Derivative assets	1,487,474	591,609	721,736
Loans to affiliates	50	33,005	850,115
Policy loans	168,471	163,129	160,141
Acquired loans	210,074	224,083	201,268
Equity securities:
Available-for-sale	354,618	68,611	6,226
Trading securities	305,332	292,816	314,023
Other invested assets	115,338	92,977	75,041
Total investments	101,349,027	91,030,336	88,992,022
Cash and cash equivalents	3,991,550	3,608,092	3,832,569
Accrued investment income	1,032,636	1,043,464	919,332
Receivables, net of allowance for uncollectible accounts	450,912	401,926	150,871
Reinsurance recoverables and receivables	4,553,964	4,433,499	4,205,860
Deferred acquisition costs	4,048,406	6,283,236	4,362,771
Net deferred tax asset	52,579	542,971
Other assets	1,625,870	2,131,148	1,855,159
Assets, exclusive of separate account assets	117,104,944	109,474,672	104,318,584
Separate account assets	27,757,533	28,243,123	30,789,371
Total assets	144,862,477	137,717,795	135,107,955
Policyholder liabilities:
Account balances and future policy benefit reserves	104,072,996	97,314,497	91,358,761
Policy and contract claims	577,956	517,925	443,444
Unearned premiums	124,885	154,116	130,701
Other policyholder funds	363,876	296,222	331,364
Total policyholder liabilities	105,139,713	98,282,760	92,264,270
Derivative liability	612,120	350,321	448,220
Mortgage notes payable	80,893	84,761	92,184
Net deferred tax liability			459,506
Other liabilities	3,652,900	4,240,504	3,278,054
Liabilities, exclusive of separate account liabilities	109,485,626	102,958,346	96,542,234
Separate account liabilities	27,757,533	28,243,123	30,789,371
Total liabilities	137,243,159	131,201,469	127,331,605
Stockholder's equity:
Common stock	20,000	20,000	20,000
Additional paid-in capital	4,053,371	4,053,371	4,053,371
Retained earnings	1,235,503	1,935,102	1,906,931
Accumulated other comprehensive income, net of tax	2,291,541	488,950	1,777,145
Total stockholder's equity	7,619,318	6,516,326	7,776,350
Total liabilities and stockholder's equity	144,862,477	137,717,795	135,107,955
Class A, Series A preferred stock
Stockholder's equity:
Preferred stock, value	8,909	8,909	8,909
Class A, Series B preferred stock
Stockholder's equity:
Preferred stock, value	$ 9,994	$ 9,994	$ 9,994